Other Post-Employment Benefits - Disclosure of the consolidated statements of comprehensive loss in respect of these defined benefit plans (Detail) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligation	$ 193.0	$ 206.2	$ 229.5
Fair value of plan assets	0.0	0.0
Accrued other post-employment benefit obligation	$ 193.0	$ 206.2